Annual Operating Expenses {- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Initial VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.67%